Business Combination (Tables) - Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

Identifiable net assets acquired	Fair Value	Fair Value
	ThR$	ThUS$
Cash and cash equivalents	1,037,105	273,439
Other current non-financial assets	400,311	105,544
Trade and other current receivables	3,948,137	1,040,949
Inventories	275,129	72,539
Current tax assets	41,179	10,857
Other non-current financial assets	3,205,469	845,140
Other non-current non-financial assets	1,056,711	278,608
Trade and other non-current receivables	205,249	54,115
Intangible assets other than goodwill	11,055,574	2,914,866
Property, plant and equipment	65,804	17,350
Investment property	44,049	11,614
Deferred tax assets	3,229,417	851,455
Other current financial liabilities	(2,266,501)	(597,576)
Trade and other current payables	(3,551,676)	(936,420)
Other current provision	(759,862)	(200,342)
Other current non-financial liabilities	(600,990)	(158,454)
Other non-current financial liabilities	(2,505,299)	(660,537)
Other non-current payables	(567,355)	(149,586)
Other non-current provision (*)	(2,788,278)	(735,146)
Deferred tax liabilities	(3,009,203)	(793,394)
Provisions for non-current employee benefits	(3,327,621)	(877,347)
Total	5,187,349	1,367,674

Schedule of Determination of Goodwill

	ThR$	ThUS$
Cash consideration transferred	7,069,345	1,863,874
Non-controlling interests assumed in the acquisition	256,616	67,658
(-) Net assets acquired and liabilities assumed	(5,187,349)	(1,367,674)
Goodwill determined	2,138,612	563,858

Summary of Cash and Cash Equivalents on Acquisition

Cash and Cash equivalents to obtain control of Enel Distribución Sao Paulo	ThUS$

Amounts paid for the acquisition in cash and cash equivalents	(1,863,874)
Amounts of cash and cash equivalents in the acquired entity	273,439
Total	(1,590,435)